Schedule of Key Assumptions Used in the Valuation of Such Awards Granted (Details) - Market-based Restricted Stock Units [Member]	6 Months Ended
Jun. 30, 2026 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price	$ 1.90
Expected volatility	70.00%
Risk-free interest rate	3.94%
Expected term	5 years
Expected dividend yield	0.00%